Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Gross Amount and Accumulated Impairment Loss of Goodwill

The gross amount and accumulated impairment losses of goodwill as of December 31, 2015 and 2014 are as follows:

	2015
(in thousands)	North America Services	International Services	Merchant Services	NetSpend	Consolidated
Gross amount	$70,796	29,081	415,973	1,033,586	$1,549,436
Accumulated impairment losses	(182)	(1,605)	(2,225)	—	(4,012)

Goodwill, net	$70,614	27,476	413,748	1,033,586	$1,545,424

	2014
	North America Services	International Services	Merchant Services	NetSpend	Consolidated
Gross amount	$70,796	31,681	415,973	1,032,959	$1,551,409
Accumulated impairment losses	(182)	(1,605)	(2,225)	—	(4,012)

Goodwill, net	$70,614	30,076	413,748	1,032,959	$1,547,397

Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill as of December 31, 2015 and 2014 are as follows:

(in thousands)	North America Services	International Services	Merchant Services	NetSpend	Consolidated
Balance as of December 31, 2013	$70,796	34,201	413,748	1,024,434	$1,543,179
Disposal of GP Net	(182)	(1,605)	—	—	(1,787)
NetSpend purchase price allocation	—	—	—	8,525	8,525
Currency translation adjustments	—	(2,520)	—	—	(2,520)

Balance as of December 31, 2014	$70,614	30,076	413,748	1,032,959	$1,547,397
NetSpend tax adjustment	—	—	—	627	627
Currency translation adjustments	—	(2,600)	—	—	(2,600)

Balance as of December 31, 2015	$70,614	$27,476	$413,748	$1,033,586	$1,545,424